Prepaid expenses and accrued income (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid expenses and accrued income
Prepaid expenses and accrued income

	As of
	December 31,
In CHF thousands	2024	2023
Prepaid expenses	4,302	6,437
Accrued income	1,099	246
Total prepaid expenses and accrued income	5,401	6,683